Selected Statement of Operations Data - Financial Expenses, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest in respect of bank deposits and marketable securities	$ 665	$ 646	$ 1,074
Expenses:
Interest in respect of term loans	8,061	17,866	7,184
Charges associated with the retirement of the JPMorgan Credit Agreement (mainly deferred financing costs)	6,228
Costs relating to factoring of letters of credits and promissory note	447	209	227
Net loss from sale of marketable securities			339
Marketable securities and bonds premium/discount amortization	18	136	316
Foreign currencies exchange loss - net	5,990	5,115	1,159
Bank charges and other	963	905	895
Expenses	21,707	24,231	10,120
Income (Expense)	$ (21,042)	$ (23,585)	$ (9,046)